Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels accumulated depreciation	Drydocking costs	Accumulated depreciation of drydocking costs	Net Book Value
Balance at January 1, 2023	234,916	(113,009)	23,365	(15,811)	129,461
Additions/ DryDocking Component	161	—	6,324	—	6,485
Reversal of Impairment	4,400	—	—	—	4,400
Depreciation expense	—	(4,372)	—	(4,185)	(8,557)
Sale of vessel	(58,219)	31,149	(13,444)	9,282	(31,232)
Balance at December 31, 2023	181,258	(86,232)	16,245	(10,714)	100,557
Additions/ DryDocking Component	161,681	—	5,612	—	167,293
Reversal of Impairment	1,891	—	—	—	1,891
Depreciation expense	—	(5,886)	—	(3,507)	(9,393)
Sale of vessel	(21,283)	10,694	(5,233)	4,453	(11,369)
Balance at December 31, 2024	323,547	(81,424)	16,624	(9,768)	248,979
Additions/ DryDocking Component	314	—	4,282	—	4,596
Depreciation expense	—	(9,646)	—	(4,513)	(14,159)
Sale of vessel	(24,570)	18,345	(3,986)	3,986	(6,225)
Balance at December 31, 2025	299,291	(72,725)	16,920	(10,295)	233,191

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the year ended December 31,
	2025	2024	2023
Vessels’ depreciation	9,646	5,886	4,372
Depreciation of office furniture and equipment	38	36	42
Depreciation of right of use asset (Note 16)	328	314	311
Total	10,012	6,236	4,725